Expenses By Nature - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses By Nature Abstract
Office and overhead costs	$ 1,822	$ 1,773
Salaries and wages	1,777	1,442
Corporate development and legal	794	182
Public company costs	237	52
Administrative expenses	$ 4,630	$ 3,448